CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Capital Improvements and Newbuildings

(in thousands of $)	2025	2024
Capital improvements in progress	26,138	15,758
Newbuildings	154,936	146,496
	181,074	162,254